Summary of Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 1,702
2022	1,527
2023	1,426
2024	1,630
2025	1,642
Thereafter	5,379
Lease payments due	13,306
Less: Imputed interest	(2,998)
Total lease cost	$ 10,308	$ 4,171